Note 19 - Fair Value Of Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Commitment	$ 83,151,000	$ 67,009,000
Commitments to Extend Credit [Member]
Other Commitment	$ 85,643,000	$ 69,398,000